Borrowings - Facilities Navios Holdings Navios Logistics(Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			2 Months Ended		2 Months Ended	12 Months Ended	8 Months Ended	9 Months Ended	8 Months Ended	12 Months Ended				6 Months Ended	8 Months Ended		3 Months Ended		9 Months Ended	6 Months Ended	10 Months Ended		7 Months Ended		10 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Feb. 28, 2007 Loan Facility HSH Nordbank and Commerzbank A.G. Navios Holdings	Feb. 28, 2007 Revolver Facility HSH Nordbank and Commerzbank A.G. Navios Holdings	Feb. 28, 2009 Dekabank Deutsche Girozentrale Navios Holdings	Dec. 31, 2007 Loan Facility Credit Agricole Bank to finance construction of two Capesize bulk carriers Navios Holdings	Aug. 31, 2009 Loan Facility Credit Agricole Bank ($75,000) to finance construction of two Capesize vessels Navios Holdings	Sep. 30, 2010 Loan Facility Credit Agricole Bank ($40,000) to finance construction of one Capesize bulk carrier Navios Holdings	Aug. 31, 2011 Loan Facility Credit Agricole Bank ($23,000) to finance construction of one newbuilding bulk carrier Navios Holdings	Dec. 31, 2011 Loan Facility Credit Agricole Bank ($23,000) to finance construction of one newbuilding bulk carrier Navios Holdings	Dec. 31, 2013 Loan Facility Credit Agricole ($22,500) Navios Asia	Dec. 31, 2013 Loan Facility Credit Agricole ($22,500) Navios Asia Tranche A	Dec. 31, 2013 Loan Facility Credit Agricole ($22,500) Navios Asia Tranche B	Jun. 30, 2008 Loan DNB NOR Bank to finance construction of one newbuilding bulk carrier Navios Holdings	Aug. 31, 2010 Loan DNB NOR Bank ($40,000) to finance construction of one Capesize bulk carrier Navios Holdings	Mar. 23, 2012 Loan Facility DVB Bank SE ($42,000) Navios Holdings	Mar. 23, 2012 Loan Facility DVB Bank SE ($42,000) Navios Holdings Tranche A	Mar. 23, 2012 Loan Facility DVB Bank SE ($42,000) Navios Holdings Tranche B	Sep. 30, 2013 Loan Facility DVB ($40,000) Navios Holdings	Jun. 30, 2009 Commerzbank A.G. to finance acquisition of one Capesize vessel and construction of three Capesize vessels Navios Holdings	Oct. 31, 2010 Commerzbank A.G. to finance acquisition of one Capesize vessel and construction of three Capesize vessels Navios Holdings Tranche A	Oct. 31, 2010 Commerzbank A.G. to finance acquisition of one Capesize vessel and construction of three Capesize vessels Navios Holdings Tranche B	Jul. 31, 2009 Unsecured bond Navios Logistics	Jul. 31, 2011 Non-Wholly Owned Subsidiaries' Indebtedness Navios Logistics	Oct. 29, 2009 Other long-term loans Navios Logistics
Debt Instrument [Line Items]
Issuance date/Date of agreement				Feb. 28, 2007		Feb. 28, 2009	Dec. 31, 2007	Aug. 31, 2009	Sep. 30, 2010	Aug. 31, 2011	Dec. 31, 2011	Sep. 01, 2013			Jun. 30, 2008	Aug. 31, 2010		Mar. 23, 2012		Sep. 30, 2013	Jun. 30, 2009			Jul. 31, 2009
Face amount at issuance date				$ 280,000	$ 120,000	$ 120,000	$ 154,000	$ 75,000	$ 40,000	$ 23,000	$ 23,000	$ 22,500			$ 133,000	$ 40,000	$ 42,000			$ 40,000	$ 240,000			$ 20,000
Interest Rate				margin ranging from 115 basis points to 175 basis points		margin of 1,9%	margin of 1.75%	LIBOR plus 1.75%	LIBOR plus 2,75%	LIBOR plus 2,75%	LIBOR plus 3,25%	LIBOR plus 3,00%			margin of 2,25%	LIBOR plus 2,75%		LIBOR plus 2,85%	LIBOR plus 3,6%	LIBOR plus 3,25%	margin of 2,25%			FIXED 6%		FIXED 6%
Maturity date				Oct. 31, 2014
Loan amount per tranche													11,250	11,250							60,000
Amount drawn down																		26,000	14,950
Amount of facility agreement																										817
Loss on bond extinguishment	(37,136)	0	(21,199)
Available amount of loan facility							130,000																			528
Number Of Loan Tranches												2					2				4
Amount repaid through payment of tranche																		$ 26,000	$ 16,000			$ 54,500	$ 53,600		$ 53,155
Annual weighted average interest rate	7.75%	7.32%